Notes Payable (Narrative) (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Bankers' acceptances	¥ 50,126	$ 7,866
Weifang Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	95,000	14,908
Deposits at SPD Bank	¥ 28,294	$ 4,440